PROPERTY, PLANTS AND EQUIPMENT, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation	$ 5,731	$ 4,774	$ 6,241